Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Claims receivable	$ 3,826	$ 22,224
Insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay | Navios Logistics
Loss Contingencies [Line Items]
Claims receivable		$ 11,571